EQUITY ACCOUNTED INVESTMENTS - Schedule of Revenues and Expenses of Joint Ventures and Associates (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about investment property [line items]
Total revenue	$ 2,327	$ 1,743	$ 4,567	$ 3,797
Expenses	2,610	1,618	5,274	3,447
Income (loss) from equity accounted investments	(198)	419	(174)	799
Net (loss) income	(458)	520	(852)	2,212
Joint ventures | Associates
Disclosure of detailed information about investment property [line items]
Total revenue	1,281	1,230	2,640	2,409
Expenses	1,076	777	2,167	1,675
Income (loss) from equity accounted investments	(2)	8	9	33
Income before fair value gains, net	203	461	482	767
Fair value (losses) gains, net	(661)	367	(1,037)	890
Net (loss) income	$ (458)	$ 828	$ (555)	$ 1,657